Stockholders' Equity - Summary of RSU Activity (Detail) (Successor [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Schedule Of Restricted Stock Activity [Line Items]
Restricted Stock Units, Granted	713
Weighted Average Grant Date Fair Value, Granted	$ 4.69	$ 3.96	$ 3.24
Restricted Stock Units (RSUs) [Member]
Schedule Of Restricted Stock Activity [Line Items]
Restricted Stock Units, Granted	5
Restricted Stock Units, Outstanding and non-vested, Ending balance	5
Weighted Average Grant Date Fair Value, Granted	$ 14.99
Weighted Average Grant Date Fair Values, Outstanding and non-vested, Ending balance	$ 14.99